Consolidated income statements (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Earnings per share attributable to ordinary owners of the parent [line items]
Basic	€ (0.133498)	€ 0.029973	€ 0.060776
Diluted	€ (0.133498)	€ 0.030304	€ 0.060694

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.